Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Amendment Description	AMENDMENT NO.1
Document Type	S-3/A
Entity Registrant Name	NovaBay Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	68-0454536
Entity Address, Address Line One	2000 Powell Street, Suite 1150
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	510
Local Phone Number	899-8838
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001389545
Amendment Flag	true